Consolidated Balance Sheets	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 4,483,730	$ 9,165,651
Accounts receivable	445,500	1,624,809
Inventories	5,027,747	4,472,487
Prepayments	1,899,584	487,703
Other receivables	245,599	265,127
Total current assets	12,102,160	16,015,777
NON-CURRENT ASSETS
Deposits	72,637	1,449
Property and equipment, net	5,673,584	5,134,566
Right-of-use assets, net	435,477	650,282
Total non-current assets	6,181,698	5,786,297
Total assets	18,283,858	21,802,074
CURRENT LIABILITIES
Bank borrowings - current	129,722	201,222
Accounts payable	324,626	396,628
Advance from customers		6,364
Other payables and accruals	625,350	677,972
Taxes payable	31,972
Operating lease liabilities - current	279,293	531,750
Total current liabilities	1,390,963	1,813,936
NON-CURRENT LIABILITIES
Bank borrowings	334,319	417,795
Operating lease liabilities	156,183	118,532
Total non-current liabilities	490,502	536,327
Total liabilities	1,881,465	2,350,263
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Preferred shares, par value $0.0001 per share; 50,000,000 shares authorized; none issued and outstanding as of December 31, 2023 and 2022
Ordinary shares, par value $0.0001 per share; 450,000,000 shares authorized; 18,060,000 issued and outstanding as of December 31, 2023 and 2022	1,806	1,806
Additional paid-in capital	23,804,550	23,137,534
Deficit	(7,143,409)	(3,641,891)
Accumulated other comprehensive loss	(260,554)	(45,638)
Total shareholders’ equity	16,402,393	19,451,811
Total liabilities and shareholders’ equity	$ 18,283,858	$ 21,802,074